SOFTWARE DEVELOPMENT COSTS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Research and Development [Abstract]
[custom:CapitalizedSoftwareDevelopmentCostsForSoftwareSoldToCustomer-0]					$ 60,000
Payments to Develop Software	$ 640,609	$ 87,700	$ 281,783
[custom:AmortizationOfIntangibleAssets1]			$ 16,576	$ 0